Securities - Schedule of Securities Classified as Available-for-Sale with Unrealized Losses (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Available For Sale Securities [Line Items]
Losses less than 12 Months, Estimated Fair Value	$ 658,501	$ 821,330	$ 220,054
Losses less than 12 Months, Gross Unrealized Losses	24,763	41,423	1,816
Losses more than 12 Months, Estimated Fair Value	68,933	34,345	43,814
Losses more than 12 Months, Gross Unrealized Losses	1,218	1,092	1,526
U.S. Treasury Securities
Schedule Of Available For Sale Securities [Line Items]
Losses less than 12 Months, Estimated Fair Value	97,598	96,785
Losses less than 12 Months, Gross Unrealized Losses	3,058	3,951
Obligations of U.S. Government Agencies
Schedule Of Available For Sale Securities [Line Items]
Losses less than 12 Months, Estimated Fair Value	3,669	51,463	7,850
Losses less than 12 Months, Gross Unrealized Losses	7	277	109
Losses more than 12 Months, Estimated Fair Value	32,088	12,150
Losses more than 12 Months, Gross Unrealized Losses	118	43
Mortgage-Backed Securities
Schedule Of Available For Sale Securities [Line Items]
Losses less than 12 Months, Estimated Fair Value	289,072	328,374	199,548
Losses less than 12 Months, Gross Unrealized Losses	6,942	8,482	1,520
Losses more than 12 Months, Estimated Fair Value	31,435	17,979	39,624
Losses more than 12 Months, Gross Unrealized Losses	899	887	1,432
Obligations of States and Municipal Subdivisions
Schedule Of Available For Sale Securities [Line Items]
Losses less than 12 Months, Estimated Fair Value	268,162	344,708	12,656
Losses less than 12 Months, Gross Unrealized Losses	14,756	28,713	187
Losses more than 12 Months, Estimated Fair Value	1,125
Losses more than 12 Months, Gross Unrealized Losses	63
Other Securities
Schedule Of Available For Sale Securities [Line Items]
Losses more than 12 Months, Estimated Fair Value	4,285	4,216	4,190
Losses more than 12 Months, Gross Unrealized Losses	$ 138	$ 162	$ 94